Document and Entity Information Document	Jan. 08, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 08, 2026
Entity File Number	333-85496
Entity Registrant Name	CONSTELLATION ENERGY GENERATION, LLC
Entity Tax Identification Number	23-3064219
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	200 Energy Way
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348-2473
City Area Code	(833)
Local Phone Number	883-0162
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001168165
Amendment Flag	false
Entity Emerging Growth Company	false